Financial Risks - Summary of Quantitative Information about Financial Exposure to Currency Risk (Detail) - Currency risk [member] - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Financial instruments - assets [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	€ 69,335	€ 76,078
Financial instruments - liabilities [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	103,059	98,783
Insurance and reinsurance assets [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	17,171	16,147
Insurance and reinsurance liabilities [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	197,544	210,993
EUR [member] | Financial instruments - assets [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	722	729
EUR [member] | Financial instruments - liabilities [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	2,774	2,823
EUR [member] | Insurance and reinsurance assets [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	8	7
EUR [member] | Insurance and reinsurance liabilities [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	712	720
GBP [member] | Financial instruments - assets [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	1,437	1,588
GBP [member] | Financial instruments - liabilities [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	58,644	51,034
GBP [member] | Insurance and reinsurance assets [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	1	3
GBP [member] | Insurance and reinsurance liabilities [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	65,978	66,675
USD [member] | Financial instruments - assets [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	66,487	72,942
USD [member] | Financial instruments - liabilities [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	41,641	44,925
USD [member] | Insurance and reinsurance assets [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	17,110	16,090
USD [member] | Insurance and reinsurance liabilities [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	126,161	137,867
Other [Member] | Financial instruments - assets [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	689	819
Other [Member] | Insurance and reinsurance assets [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	52	46
Other [Member] | Insurance and reinsurance liabilities [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	€ 4,693	€ 5,730